COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($)	Nov. 04, 2021	Sep. 30, 2021	Feb. 23, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
Total original loan commitments		$ 296,946,250		$ 107,292,176
Less: drawn commitments		(243,038,584)		(87,467,057)
Total undrawn commitments		$ 53,907,666		19,825,119
Non-binding Term Sheets [Abstract]
Executed non-binding term sheets amount				38,500,000
Syndication Amount Included in Non-binding Term Sheets				$ 22,000,000.0
Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Total original loan commitments	$ 50,000,000.0
Non-binding Term Sheets [Abstract]
Executed non-binding term sheets amount			$ 49,500,000
Term sheet amount of credit facility syndicated to affiliate of borrower			$ 46,200,000